LEASE LIABILITIES - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Changes in Lease Liabilities [Roll Forward]
Values at the beginning of the year, current lease liabilities	$ 8,030
Values at the beginning of the year, non-current lease liabilities	65,798
Values at the beginning of the year, lease liabilities	73,828
Effect of initial recognition under IFRS 16, current lease liabilities	34,848
Effect of initial recognition under IFRS 16, non-current lease liabilities	245,645
Effect of initial recognition under IFRS 16, lease liabilities	280,493
Translation differences, current lease liabilities	2,659
Translation differences, non-current lease liabilities	(7,139)
Translation differences, lease liabilities	(4,480)
Net proceeds, current lease liabilities	1,474
Net proceeds, non-current lease liabilities	24,545
Net proceeds, lease liabilities	26,019
Repayments, lease liabilities	(38,569)	$ (7,565)	$ (4,157)
Interest accrued, lease liabilities	16,755
Interest paid, current lease liabilities	(15,281)
Reclassifications, current lease liabilities	30,630
Reclassifications, non-current lease liabilities	(30,630)
Values at the end of the year, current lease liabilities	40,546	8,030
Values at the end of the year, non-current lease liabilities	298,219	65,798
Values at the end of the year, lease liabilities	$ 338,765	$ 73,828